SHARE-BASED COMPENSATION - Fair value of each option award estimated on the date of grant using Black-Scholes Option Pricing Model (Details) - EVGO HOLDCO, LLC AND EVGO SERVICES, LLC - Stock options	Jan. 15, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Annual risk-free rate of return	1.87%
Expected volatility	39.22%
Expected term (years)	7 years
Dividend yield	0.00%